RETIREMENT BENEFIT PLANS - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee Benefits [Abstract]
Benefit plans' expense	$ 18	$ 26	$ 37
Discount rates	5.20%	4.50%	2.30%
Rates of compensation	3.10%	2.40%	2.60%